GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.07%
22,898	Air Products & Chemicals Inc	$ 5,722,439
12,098	Albemarle Corp	2,675,473
11,499	Celanese Corp	1,642,862
22,334	CF Industries Holdings Inc	2,301,742
77,143	Dow Inc	4,915,552
54,105	DuPont de Nemours Inc	3,981,046
14,404	Eastman Chemical Co	1,614,112
25,746	Ecolab Inc	4,545,714
13,308	FMC Corp	1,750,934
151,856	Freeport-McMoRan Inc	7,553,317
25,763	International Flavors & Fragrances Inc	3,383,455
39,870	International Paper Co	1,840,001
53,417	Linde PLC	17,062,992
27,335	LyondellBasell Industries NV Class A	2,810,585
35,416	Mosaic Co	2,355,164
82,661	Newmont Corp	6,567,416
30,379	Nucor Corp	4,515,838
24,664	PPG Industries Inc	3,232,711
25,057	Sherwin-Williams Co	6,254,728
		84,726,081
Communications — 13.98%
31,145	Alphabet Inc Class A(a)	86,625,146
29,004	Alphabet Inc Class C(a)	81,007,882
45,520	Amazon.com Inc(a)	148,392,924
22,748	Arista Networks Inc(a)	3,161,517
738,561	AT&T Inc	17,452,196
4,248	Booking Holdings Inc(a)	9,976,216
14,427	CDW Corp	2,580,846
13,121	Charter Communications Inc Class A(a)	7,157,768
435,917	Cisco Systems Inc	24,306,732
473,785	Comcast Corp Class A	22,182,614
79,507	Corning Inc	2,934,603
19,394	Discovery Inc Class A(a)	483,299
31,941	Discovery Inc Class C(a)	797,567
25,092	DISH Network Corp Class A(a)	794,162
67,242	eBay Inc	3,850,277
13,094	Etsy Inc(a)(b)	1,627,322
15,030	Expedia Group Inc(a)	2,940,920
6,416	F5 Inc(a)	1,340,623
3,901	FactSet Research Systems Inc	1,693,619
34,151	Fox Corp Class A	1,347,257
16,582	Fox Corp Class B	601,595
40,716	Interpublic Group of Cos Inc	1,443,382
33,633	Juniper Networks Inc	1,249,802
100,027	Lumen Technologies Inc	1,127,304
28,633	Match Group Inc(a)	3,113,552
239,764	Meta Platforms Inc Class A(a)	53,313,923
17,514	Motorola Solutions Inc	4,241,891
45,782	Netflix Inc(a)	17,149,479
41,806	News Corp Class A	926,003
12,161	News Corp Class B	273,866
Shares		Fair Value
Communications — (continued)
61,067	NortonLifeLock Inc	$ 1,619,497
22,347	Omnicom Group Inc	1,896,813
63,223	Paramount Global Class B	2,390,462
60,672	T-Mobile US Inc(a)	7,787,251
82,541	Twitter Inc(a)	3,193,511
10,067	VeriSign Inc(a)	2,239,505
428,252	Verizon Communications Inc	21,815,157
187,963	Walt Disney Co(a)	25,781,005
		570,817,488
Consumer, Cyclical — 9.50%
6,694	Advance Auto Parts Inc	1,385,390
13,521	Alaska Air Group Inc(a)	784,353
66,973	American Airlines Group Inc(a)(b)	1,222,257
27,982	Aptiv PLC(a)	3,349,725
2,231	AutoZone Inc(a)	4,561,458
27,386	Bath & Body Works Inc	1,309,051
23,339	Best Buy Co Inc	2,121,515
24,878	BorgWarner Inc	967,754
22,354	Caesars Entertainment Inc(a)	1,729,305
16,854	CarMax Inc(a)	1,626,074
82,601	Carnival Corp(a)	1,670,192
2,907	Chipotle Mexican Grill Inc(a)	4,598,961
22,025	Copart Inc(a)	2,763,477
45,728	Costco Wholesale Corp	26,332,469
14,855	Cummins Inc	3,046,909
13,481	Darden Restaurants Inc	1,792,299
66,193	Delta Air Lines Inc(a)	2,619,257
24,434	Dollar General Corp	5,439,741
23,934	Dollar Tree Inc(a)	3,833,030
3,759	Domino's Pizza Inc	1,529,951
33,716	DR Horton Inc	2,512,179
59,451	Fastenal Co	3,531,389
405,888	Ford Motor Co	6,863,566
150,166	General Motors Co(a)	6,568,261
14,813	Genuine Parts Co	1,866,734
13,792	Hasbro Inc	1,129,841
28,827	Hilton Worldwide Holdings Inc(a)	4,374,209
109,469	Home Depot Inc	32,767,356
35,976	Las Vegas Sands Corp(a)	1,398,387
28,414	Lennar Corp Class A	2,306,364
13,817	Live Nation Entertainment Inc(a)	1,625,432
27,410	LKQ Corp	1,244,688
71,813	Lowe's Cos Inc	14,519,870
28,296	Marriott International Inc Class A(a)	4,973,022
77,248	McDonald's Corp	19,101,885
41,391	MGM Resorts International	1,735,939
39,872	Newell Brands Inc	853,660
132,205	NIKE Inc Class B	17,789,505
38,043	Norwegian Cruise Line Holdings Ltd(a)(b)	832,381
352	NVR Inc(a)	1,572,479
7,132	O'Reilly Automotive Inc(a)	4,885,135
35,911	PACCAR Inc	3,162,682

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
16,672	Penn National Gaming Inc(a)	$ 707,226
4,148	Pool Corp	1,753,982
26,977	PulteGroup Inc	1,130,336
7,663	PVH Corp	587,062
5,182	Ralph Lauren Corp	587,846
36,940	Ross Stores Inc	3,341,592
22,940	Royal Caribbean Cruises Ltd(a)	1,921,913
61,199	Southwest Airlines Co(a)	2,802,914
121,965	Starbucks Corp	11,095,156
28,272	Tapestry Inc	1,050,305
51,174	Target Corp	10,860,146
87,280	Tesla Inc(a)	94,052,928
124,798	TJX Cos Inc	7,560,263
11,656	Tractor Supply Co	2,720,161
5,664	Ulta Beauty Inc(a)	2,255,518
18,227	Under Armour Inc Class A(a)	310,224
23,225	Under Armour Inc Class C(a)	361,381
33,474	United Airlines Holdings Inc(a)	1,551,855
34,075	VF Corp	1,937,505
74,686	Walgreens Boots Alliance Inc	3,343,692
147,825	Walmart Inc	22,014,099
6,475	Whirlpool Corp	1,118,751
4,524	WW Grainger Inc	2,333,434
11,102	Wynn Resorts Ltd(a)(b)	885,274
30,581	Yum! Brands Inc	3,624,766
		388,206,461
Consumer, Non-Cyclical — 19.58%
183,380	Abbott Laboratories	21,704,857
182,797	AbbVie Inc	29,633,222
4,817	ABIOMED Inc(a)	1,595,583
7,601	Align Technology Inc(a)	3,314,036
190,752	Altria Group Inc	9,966,792
15,476	AmerisourceBergen Corp	2,394,292
58,739	Amgen Inc	14,204,265
25,221	Anthem Inc	12,389,060
58,366	Archer-Daniels-Midland Co	5,268,115
43,764	Automatic Data Processing Inc	9,958,061
8,574	Avery Dennison Corp	1,491,619
51,711	Baxter International Inc	4,009,671
29,707	Becton Dickinson and Co	7,902,062
15,416	Biogen Inc(a)	3,246,610
2,224	Bio-Rad Laboratories Inc Class A(a)	1,252,624
4,023	Bio-Techne Corp	1,742,120
147,284	Boston Scientific Corp(a)	6,523,208
229,856	Bristol-Myers Squibb Co	16,786,384
19,508	Brown-Forman Corp Class B	1,307,426
21,125	Campbell Soup Co	941,541
30,381	Cardinal Health Inc	1,722,603
17,887	Catalent Inc(a)	1,983,668
60,310	Centene Corp(a)	5,077,499
5,322	Charles River Laboratories International Inc(a)	1,511,288
25,259	Church & Dwight Co Inc	2,510,239
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,181	Cigna Corp	$ 8,429,719
9,054	Cintas Corp	3,851,481
12,704	Clorox Co	1,766,237
401,860	Coca-Cola Co	24,915,320
87,253	Colgate-Palmolive Co	6,616,395
49,686	Conagra Brands Inc	1,667,959
17,432	Constellation Brands Inc Class A	4,014,938
5,095	Cooper Cos Inc	2,127,621
75,945	Corteva Inc	4,365,319
136,497	CVS Health Corp	13,814,861
65,723	Danaher Corp	19,278,528
7,270	DaVita Inc(a)	822,310
22,522	DENTSPLY SIRONA Inc	1,108,533
10,008	Dexcom Inc(a)	5,120,093
64,477	Edwards Lifesciences Corp(a)	7,590,232
82,127	Eli Lilly & Co	23,518,709
12,603	Equifax Inc	2,988,171
23,988	Estee Lauder Cos Inc Class A	6,532,412
8,544	FleetCor Technologies Inc(a)	2,127,969
8,799	Gartner Inc(a)	2,617,351
62,713	General Mills Inc	4,246,924
129,693	Gilead Sciences Inc	7,710,249
30,385	Global Payments Inc	4,157,883
25,498	HCA Healthcare Inc	6,390,309
14,175	Henry Schein Inc(a)	1,235,918
15,258	Hershey Co	3,305,341
26,220	Hologic Inc(a)	2,014,220
29,082	Hormel Foods Corp	1,498,886
13,292	Humana Inc	5,784,280
8,800	IDEXX Laboratories Inc(a)	4,814,128
16,201	Illumina Inc(a)	5,660,629
19,953	Incyte Corp(a)	1,584,667
36,894	Intuitive Surgical Inc(a)	11,130,182
19,820	IQVIA Holdings Inc(a)	4,582,582
11,256	J M Smucker Co	1,524,175
272,303	Johnson & Johnson	48,260,261
26,497	Kellogg Co	1,708,792
34,834	Kimberly-Clark Corp	4,290,155
69,600	Kraft Heinz Co	2,741,544
70,337	Kroger Co	4,035,234
10,002	Laboratory Corp of America Holdings(a)	2,637,127
14,660	Lamb Weston Holdings Inc	878,281
3,930	MarketAxess Holdings Inc	1,336,986
25,497	McCormick & Co Inc	2,544,601
15,999	McKesson Corp	4,897,774
139,013	Medtronic PLC	15,423,492
261,845	Merck & Co Inc	21,484,382
36,325	Moderna Inc(a)	6,257,344
6,061	Molina Healthcare Inc(a)	2,021,889
19,514	Molson Coors Beverage Co Class B	1,041,657
144,589	Mondelez International Inc Class A	9,077,297
39,041	Monster Beverage Corp(a)	3,119,376
16,756	Moody's Corp	5,653,642
36,644	Nielsen Holdings PLC	998,183

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
25,642	Organon & Co	$ 895,675
121,545	PayPal Holdings Inc(a)	14,056,679
142,965	PepsiCo Inc	23,929,482
13,096	PerkinElmer Inc	2,284,728
579,955	Pfizer Inc	30,024,270
161,215	Philip Morris International Inc	15,144,537
251,092	Procter & Gamble Co	38,366,858
14,393	Quanta Services Inc	1,894,263
12,513	Quest Diagnostics Inc	1,712,529
10,872	Regeneron Pharmaceuticals Inc(a)	7,593,222
15,052	ResMed Inc	3,650,260
11,327	Robert Half International Inc	1,293,317
23,871	Rollins Inc	836,679
36,630	S&P Global Inc	15,024,893
10,469	STERIS PLC	2,531,090
34,716	Stryker Corp	9,281,323
52,917	Sysco Corp	4,320,673
4,860	Teleflex Inc	1,724,474
40,695	Thermo Fisher Scientific Inc	24,036,502
29,971	Tyson Foods Inc Class A	2,686,301
7,503	United Rentals Inc(a)	2,665,141
97,535	UnitedHealth Group Inc	49,739,924
7,863	Universal Health Services Inc Class B	1,139,742
16,690	Verisk Analytics Inc	3,582,175
26,835	Vertex Pharmaceuticals Inc(a)	7,003,130
125,088	Viatris Inc	1,360,957
6,462	Waters Corp(a)	2,005,740
7,733	West Pharmaceutical Services Inc	3,176,020
21,602	Zimmer Biomet Holdings Inc	2,762,896
49,024	Zoetis Inc	9,245,436
		799,728,309
Energy — 3.89%
39,103	APA Corp	1,616,127
86,787	Baker Hughes Co	3,159,915
200,044	Chevron Corp	32,573,164
138,515	ConocoPhillips	13,851,500
84,932	Coterra Energy Inc	2,290,616
65,509	Devon Energy Corp	3,873,547
17,671	Diamondback Energy Inc	2,422,341
13,926	Enphase Energy Inc(a)	2,809,988
60,395	EOG Resources Inc	7,200,896
437,920	Exxon Mobil Corp	36,167,813
92,113	Halliburton Co	3,488,319
28,329	Hess Corp	3,032,336
201,625	Kinder Morgan Inc	3,812,729
83,807	Marathon Oil Corp	2,104,394
66,015	Marathon Petroleum Corp	5,644,283
91,756	Occidental Petroleum Corp	5,206,235
46,179	ONEOK Inc	3,261,623
48,694	Phillips 66	4,206,675
23,468	Pioneer Natural Resources Co	5,867,704
144,653	Schlumberger NV	5,975,615
Shares		Fair Value
Energy — (continued)
5,545	SolarEdge Technologies Inc(a)	$ 1,787,542
42,288	Valero Energy Corp	4,293,923
125,675	Williams Cos Inc	4,198,802
		158,846,087
Financial — 14.56%
63,831	Aflac Inc	4,110,078
14,342	Alexandria Real Estate Equities Inc REIT	2,886,327
30,586	Allstate Corp	4,236,467
65,050	American Express Co	12,164,350
88,462	American International Group Inc	5,552,760
47,080	American Tower Corp REIT	11,827,438
11,766	Ameriprise Financial Inc	3,534,036
23,352	Aon PLC Class A	7,604,112
21,387	Arthur J Gallagher & Co	3,734,170
6,022	Assurant Inc	1,094,980
14,442	AvalonBay Communities Inc REIT	3,586,960
746,732	Bank of America Corp	30,780,293
82,144	Bank of New York Mellon Corp	4,076,807
189,999	Berkshire Hathaway Inc Class B(a)	67,052,547
14,799	BlackRock Inc	11,308,952
14,867	Boston Properties Inc REIT	1,914,870
23,794	Brown & Brown Inc	1,719,592
44,091	Capital One Financial Corp	5,788,707
11,037	Cboe Global Markets Inc	1,262,854
34,729	CBRE Group Inc Class A(a)	3,178,398
155,286	Charles Schwab Corp	13,092,163
45,384	Chubb Ltd	9,707,638
15,506	Cincinnati Financial Corp	2,108,196
205,812	Citigroup Inc	10,990,361
44,074	Citizens Financial Group Inc	1,997,874
37,149	CME Group Inc	8,836,261
13,838	Comerica Inc	1,251,370
44,707	Crown Castle International Corp REIT	8,252,912
29,232	Digital Realty Trust Inc REIT	4,145,098
30,977	Discover Financial Services	3,413,356
39,136	Duke Realty Corp REIT	2,272,236
9,284	Equinix Inc REIT	6,885,200
35,248	Equity Residential REIT	3,169,500
6,728	Essex Property Trust Inc REIT	2,324,389
4,125	Everest Re Group Ltd	1,243,193
14,043	Extra Space Storage Inc REIT	2,887,241
7,103	Federal Realty Investment Trust REIT	867,063
71,568	Fifth Third Bancorp	3,080,287
18,334	First Republic Bank	2,971,941
28,869	Franklin Resources Inc	806,022
9,680	Globe Life Inc	973,808
34,869	Goldman Sachs Group Inc	11,510,257

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
35,912	Hartford Financial Services Group Inc	$ 2,578,841
55,750	Healthpeak Properties Inc REIT	1,913,897
74,345	Host Hotels & Resorts Inc REIT	1,444,523
151,314	Huntington Bancshares Inc	2,212,211
58,252	Intercontinental Exchange Inc	7,696,254
33,656	Invesco Ltd	776,107
30,665	Iron Mountain Inc REIT	1,699,148
306,548	JPMorgan Chase & Co	41,788,623
98,926	KeyCorp	2,213,964
61,733	Kimco Realty Corp REIT	1,524,805
18,272	Lincoln National Corp	1,194,258
21,023	Loews Corp	1,362,711
13,310	M&T Bank Corp	2,256,045
52,405	Marsh & McLennan Cos Inc	8,930,860
90,112	Mastercard Inc Class A	32,204,227
75,341	MetLife Inc	5,294,965
11,772	Mid-America Apartment Communities Inc REIT	2,465,645
149,029	Morgan Stanley	13,025,135
12,151	Nasdaq Inc	2,165,308
21,959	Northern Trust Corp	2,557,126
46,552	People's United Financial Inc	930,574
43,961	PNC Financial Services Group Inc	8,108,606
25,819	Principal Financial Group Inc	1,895,373
60,529	Progressive Corp	6,899,701
76,467	Prologis Inc REIT	12,347,891
40,010	Prudential Financial Inc	4,727,982
15,769	Public Storage REIT	6,154,325
19,158	Raymond James Financial Inc	2,105,656
57,092	Realty Income Corp REIT	3,956,476
15,953	Regency Centers Corp REIT	1,138,087
98,737	Regions Financial Corp	2,197,886
11,332	SBA Communications Corp REIT	3,899,341
6,488	Signature Bank	1,904,163
33,991	Simon Property Group Inc REIT	4,471,856
37,820	State Street Corp	3,294,878
6,068	SVB Financial Group(a)	3,394,743
58,929	Synchrony Financial	2,051,318
23,474	T Rowe Price Group Inc	3,549,034
25,807	Travelers Cos Inc	4,715,713
138,074	Truist Financial Corp	7,828,796
29,008	UDR Inc REIT	1,664,189
139,559	US Bancorp	7,417,561
40,701	Ventas Inc REIT	2,513,694
174,569	Visa Inc Class A	38,714,167
16,524	Vornado Realty Trust REIT	748,868
22,614	W R Berkley Corp	1,505,866
403,275	Wells Fargo & Co	19,542,707
43,796	Welltower Inc REIT	4,210,547
77,557	Weyerhaeuser Co REIT	2,939,410
13,348	Willis Towers Watson PLC	3,153,065
Shares		Fair Value
Financial — (continued)
16,629	Zions Bancorp NA	$ 1,090,197
		594,578,387
Industrial — 7.48%
59,855	3M Co	8,911,212
14,313	A O Smith Corp	914,458
31,389	Agilent Technologies Inc	4,153,706
9,378	Allegion PLC	1,029,517
157,802	Amcor PLC	1,787,897
23,916	AMETEK Inc	3,185,133
61,877	Amphenol Corp Class A	4,662,432
33,785	Ball Corp	3,040,650
56,994	Boeing Co(a)	10,914,351
89,755	Carrier Global Corp	4,117,062
56,631	Caterpillar Inc	12,618,519
13,625	CH Robinson Worldwide Inc	1,467,549
233,205	CSX Corp	8,733,527
29,364	Deere & Co	12,199,567
15,131	Dover Corp	2,374,054
41,232	Eaton Corp PLC	6,257,368
61,837	Emerson Electric Co	6,063,118
17,406	Expeditors International of Washington Inc	1,795,603
25,442	FedEx Corp	5,887,024
37,071	Fortive Corp	2,258,736
14,197	Fortune Brands Home & Security Inc	1,054,553
15,716	Garmin Ltd	1,864,075
6,529	Generac Holdings Inc(a)	1,940,811
24,000	General Dynamics Corp	5,788,320
113,542	General Electric Co	10,389,093
71,414	Honeywell International Inc	13,895,736
40,135	Howmet Aerospace Inc	1,442,452
4,178	Huntington Ingalls Industries Inc	833,260
7,861	IDEX Corp	1,507,190
29,648	Illinois Tool Works Inc	6,208,291
42,240	Ingersoll Rand Inc	2,126,784
13,479	Jacobs Engineering Group Inc	1,857,541
8,792	JB Hunt Transport Services Inc	1,765,346
73,672	Johnson Controls International PLC	4,830,673
19,056	Keysight Technologies Inc(a)	3,010,276
20,785	L3Harris Technologies Inc	5,164,449
25,493	Lockheed Martin Corp	11,252,610
6,372	Martin Marietta Materials Inc	2,452,519
25,279	Masco Corp	1,289,229
2,405	Mettler-Toledo International Inc(a)	3,302,522
5,886	Mohawk Industries Inc(a)	731,041
5,649	Nordson Corp	1,282,775
25,546	Norfolk Southern Corp	7,286,230
15,567	Northrop Grumman Corp	6,961,874
9,725	Old Dominion Freight Line Inc	2,904,663
44,194	Otis Worldwide Corp	3,400,728

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
10,028	Packaging Corp of America	$ 1,565,471
13,349	Parker-Hannifin Corp	3,787,912
17,505	Pentair PLC	948,946
155,974	Raytheon Technologies Corp	15,452,344
21,753	Republic Services Inc	2,882,273
12,051	Rockwell Automation Inc	3,374,642
16,036	Sealed Air Corp	1,073,771
5,459	Snap-on Inc	1,121,715
16,856	Stanley Black & Decker Inc	2,356,300
33,927	TE Connectivity Ltd	4,443,758
4,802	Teledyne Technologies Inc(a)	2,269,569
23,406	Textron Inc	1,740,938
24,578	Trane Technologies PLC	3,753,061
5,440	TransDigm Group Inc(a)	3,544,378
25,524	Trimble Inc(a)	1,841,301
67,455	Union Pacific Corp	18,429,381
75,334	United Parcel Service Inc Class B	16,156,130
13,968	Vulcan Materials Co	2,565,922
40,073	Waste Management Inc	6,351,570
19,250	Westinghouse Air Brake Technologies Corp	1,851,273
27,619	Westrock Co	1,298,922
18,885	Xylem Inc	1,610,135
		305,334,236
Technology — 23.85%
65,596	Accenture PLC Class A	22,120,939
80,446	Activision Blizzard Inc	6,444,529
49,279	Adobe Inc(a)	22,452,498
169,584	Advanced Micro Devices Inc(a)	18,542,315
16,891	Akamai Technologies Inc(a)	2,016,616
55,640	Analog Devices Inc	9,190,615
9,026	ANSYS Inc(a)	2,867,109
1,616,742	Apple Inc	282,299,321
94,543	Applied Materials Inc	12,460,767
22,759	Autodesk Inc(a)	4,878,392
42,438	Broadcom Inc	26,722,360
12,017	Broadridge Financial Solutions Inc	1,871,167
28,631	Cadence Design Systems Inc(a)	4,708,654
14,339	Ceridian HCM Holding Inc(a)	980,214
30,576	Cerner Corp	2,860,691
13,078	Citrix Systems Inc	1,319,570
54,368	Cognizant Technology Solutions Corp Class A	4,875,179
26,057	DXC Technology Co(a)	850,240
29,438	Electronic Arts Inc	3,724,201
5,881	EPAM Systems Inc(a)	1,744,363
63,893	Fidelity National Information Services Inc	6,416,135
61,648	Fiserv Inc(a)	6,251,107
14,021	Fortinet Inc(a)	4,791,537
135,084	Hewlett Packard Enterprise Co	2,257,254
119,379	HP Inc	4,333,458
Shares		Fair Value
Technology — (continued)
419,655	Intel Corp	$ 20,798,102
92,715	International Business Machines Corp	12,054,804
29,322	Intuit Inc	14,099,190
3,795	IPG Photonics Corp(a)	416,539
7,718	Jack Henry & Associates Inc	1,520,832
15,799	KLA Corp	5,783,382
14,740	Lam Research Corp	7,924,371
14,660	Leidos Holdings Inc	1,583,573
56,692	Microchip Technology Inc	4,259,837
116,447	Micron Technology Inc	9,070,057
778,891	Microsoft Corp	240,139,884
4,389	Monolithic Power Systems Inc	2,131,650
8,527	MSCI Inc	4,288,058
22,921	NetApp Inc	1,902,443
259,359	NVIDIA Corp	70,768,697
27,425	NXP Semiconductors NV	5,075,819
167,261	Oracle Corp	13,837,503
33,197	Paychex Inc	4,530,395
4,908	Paycom Software Inc(a)	1,700,033
10,927	PTC Inc(a)	1,177,056
11,496	Qorvo Inc(a)	1,426,654
116,680	QUALCOMM Inc	17,831,038
10,905	Roper Technologies Inc	5,149,668
101,562	Salesforce Inc(a)	21,563,644
21,501	Seagate Technology Holdings PLC	1,932,940
20,491	ServiceNow Inc(a)	11,411,233
17,082	Skyworks Solutions Inc	2,276,689
15,782	Synopsys Inc(a)	5,259,667
12,052	Take-Two Interactive Software Inc(a)	1,852,874
17,064	Teradyne Inc	2,017,477
95,496	Texas Instruments Inc	17,521,606
4,224	Tyler Technologies Inc(a)	1,879,215
31,699	Western Digital Corp(a)	1,573,855
5,523	Zebra Technologies Corp Class A(a)	2,284,865
		974,022,881
Utilities — 2.64%
68,930	AES Corp	1,773,569
26,289	Alliant Energy Corp	1,642,537
26,153	Ameren Corp	2,452,105
51,746	American Electric Power Co Inc	5,162,698
18,774	American Water Works Co Inc	3,107,660
13,115	Atmos Energy Corp	1,567,111
61,329	CenterPoint Energy Inc	1,879,121
29,962	CMS Energy Corp	2,095,542
36,554	Consolidated Edison Inc	3,460,933
33,715	Constellation Energy Corp	1,896,469
83,630	Dominion Energy Inc	7,106,041
19,849	DTE Energy Co	2,624,236
79,581	Duke Energy Corp	8,886,015
38,919	Edison International	2,728,222

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
20,555	Entergy Corp	$ 2,399,796
24,049	Evergy Inc	1,643,509
35,547	Eversource Energy	3,134,890
101,147	Exelon Corp	4,817,632
56,291	FirstEnergy Corp	2,581,505
202,923	NextEra Energy Inc	17,189,607
39,415	NiSource Inc	1,253,397
24,404	NRG Energy Inc	936,138
11,334	Pinnacle West Capital Corp	885,185
78,763	PPL Corp	2,249,471
52,296	Public Service Enterprise Group Inc	3,660,720
33,031	Sempra Energy	5,553,172
109,524	Southern Co	7,941,585
32,628	WEC Energy Group Inc	3,256,601
56,080	Xcel Energy Inc	4,047,294
		107,932,761
TOTAL COMMON STOCK — 97.55% (Cost $2,115,264,117)		$3,984,192,691
GOVERNMENT MONEY MARKET MUTUAL FUNDS
91,000	BlackRock FedFund Institutional Class(c), 0.23%(d)	91,000
211,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.25%(d)	211,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $302,000)		$302,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.11%
$1,125,832	Undivided interest of 1.04% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,125,832 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	1,125,832
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,125,832	Undivided interest of 1.04% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,125,832 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	$ 1,125,832
1,060,840	Undivided interest of 12.44% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $1,060,840 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(c)	1,060,840
1,125,832	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,125,832 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	1,125,832
TOTAL SHORT TERM INVESTMENTS — 0.11% (Cost $4,438,336)		$4,438,336
TOTAL INVESTMENTS — 97.67% (Cost $2,120,004,453)		$3,988,933,027
OTHER ASSETS & LIABILITIES, NET — 2.33%		$95,239,337
TOTAL NET ASSETS — 100.00%		$4,084,172,364

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2022.
REIT	Real Estate Investment Trust
At March 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	441	USD	99,903,038	June 2022	$7,094,276
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 462 futures contracts for the reporting period.

March 31, 2022